PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Auto Components 0.5%
Aptiv PLC	797	$ 67,578
Automobiles 2.5%
Tesla, Inc.*	524	340,899
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.*	1,800	167,382
Sunny Optical Technology Group Co. Ltd. (China)	3,763	59,770
		227,152
Entertainment 2.8%
Netflix, Inc.*	823	284,009
Walt Disney Co. (The)	714	98,753
		382,762
Equity Real Estate Investment Trusts (REITs) 8.1%
American Tower Corp.	1,921	445,173
Equinix, Inc.	406	239,430
SBA Communications Corp.	1,668	416,266
		1,100,869
Health Care Equipment & Supplies 3.3%
DexCom, Inc.*	587	141,320
Intuitive Surgical, Inc.*	555	310,678
		451,998
Interactive Media & Services 4.4%
Alphabet, Inc. (Class C Stock)*	233	334,176
Tencent Holdings Ltd. (China)	5,501	261,096
		595,272
Internet & Direct Marketing Retail 6.9%
Alibaba Group Holding Ltd. (China), ADR*	2,260	466,893
Amazon.com, Inc.*	148	297,291
MercadoLibre, Inc. (Argentina)*	257	170,391
		934,575

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 14.0%
Adyen NV (Netherlands), 144A*	304	$ 279,563
Okta, Inc.*	2,260	289,393
Shopify, Inc. (Canada) (Class A Stock)*	269	125,263
Square, Inc. (Class A Stock)*	2,912	217,497
Twilio, Inc. (Class A Stock)*	3,128	388,935
Visa, Inc. (Class A Stock)	2,980	592,931
		1,893,582
Life Sciences Tools & Services 1.5%
Illumina, Inc.*	700	203,049
Professional Services 1.8%
Experian PLC (United Kingdom)	7,038	244,483
Road & Rail 1.2%
Uber Technologies, Inc.*	4,497	163,196
Semiconductors & Semiconductor Equipment 16.6%
Broadcom, Inc.	1,202	366,802
Lam Research Corp.	697	207,852
NVIDIA Corp.	2,886	682,337
ON Semiconductor Corp.*	4,425	102,439
QUALCOMM, Inc.	2,832	241,598
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,575	300,715
Universal Display Corp.	1,250	220,213
Xilinx, Inc.	1,574	132,972
		2,254,928
Software 26.0%
Adobe, Inc.*	865	303,736
Coupa Software, Inc.*	2,538	408,999
Guidewire Software, Inc.*	2,123	238,838
Medallia, Inc.*	4,788	135,117
Microsoft Corp.	5,710	972,013
salesforce.com, Inc.*	2,422	441,555
SAP SE (Germany), ADR	2,676	349,941
Splunk, Inc.*	2,144	332,877
Workday, Inc. (Class A Stock)*	1,900	350,797
		3,533,873

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	3,430	$ 1,061,619

Total Long-Term Investments (cost $10,624,084)		13,455,835

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $102,144)(w)	102,144	102,144

TOTAL INVESTMENTS 99.9% (cost $10,726,228)		13,557,979
Other assets in excess of liabilities 0.1%		14,628

Net Assets 100.0%		$ 13,572,607

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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